Cambria Shareholder Yield ETF
Schedule of Investments
January 31, 2025 (Unaudited)

Sector Weightings
Consumer Discretionary	19.2%
Financials	19.1%
Industrials	14.1%
Energy	13.2%
Materials	12.5%
Communication Services	6.5%
Information Technology	5.2%
Health Care	5.0%
Consumer Staples	3.8%
Utilities	1.4%
Real Estate	0.0	%(a)
	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments and investments purchased with proceeds from securities lending.
(a) Represents less than 0.05% of total investments.

COMMON STOCKS - 98.6%	Shares	Value
Communication Services - 6.5%
AT&T, Inc.	702,217	$16,663,609
Comcast Corp. - Class A	298,703	10,054,343
Fox Corp. - Class A	381,457	19,522,969
Interpublic Group of Cos., Inc.	413,060	11,842,430
Verizon Communications, Inc.	298,294	11,749,801
Ziff Davis, Inc. (a)	221,682	11,946,443
		81,779,595

Consumer Discretionary - 18.9%
Adtalem Global Education, Inc. (a)	234,863	25,160,873
AutoNation, Inc. (a)	84,821	15,993,000
BorgWarner, Inc.	384,690	12,271,611
Brunswick Corp.	146,757	9,897,292
Carter's, Inc.	147,154	7,934,544
Columbia Sportswear Co.	141,118	12,460,719
Dillard's, Inc. - Class A	26,777	12,534,581
Ethan Allen Interiors, Inc.	378,054	11,727,235
H&R Block, Inc.	230,217	12,733,302
Haverty Furniture Cos., Inc.	428,569	9,612,803
KB Home	188,145	12,624,530
Kohl's Corp. (b)	489,147	6,461,632
Lennar Corp. - Class A	82,392	10,813,126
ODP Corp. (a)	259,942	5,874,689
PulteGroup, Inc.	114,354	13,011,198
PVH Corp.	90,065	8,069,824
Taylor Morrison Home Corp. (a)	193,328	12,461,923
Toll Brothers, Inc.	106,733	14,495,409
Travel + Leisure Co.	262,476	14,268,195
Whirlpool Corp.	115,569	12,135,901
		240,542,387

Consumer Staples - 3.7%
Ingredion, Inc.	94,196	12,852,102
Kraft Heinz Co.	350,669	10,463,963
Molson Coors Beverage Co. - Class B	214,574	11,747,927
Spectrum Brands Holdings, Inc.	143,620	12,144,507
		47,208,499

Energy - 13.1%
Chevron Corp.	82,039	12,239,399
CNX Resources Corp. (a)	566,724	15,516,903
Core Natural Resources, Inc.	267,786	24,191,746
Coterra Energy, Inc.	469,487	13,014,180
CVR Energy, Inc.	374,257	7,092,170
EOG Resources, Inc.	97,565	12,272,701
Marathon Petroleum Corp.	66,785	9,731,242
Murphy Oil Corp.	305,508	8,135,678
PBF Energy, Inc. - Class A	234,237	6,853,775
Peabody Energy Corp.	574,277	10,423,128
Phillips 66	82,783	9,757,632
Plains GP Holdings LP	691,485	14,624,908
Valero Energy Corp.	77,039	10,246,187
World Kinect Corp.	413,775	11,697,419
		165,797,068

Financials - 18.9%
Affiliated Managers Group, Inc.	73,362	13,787,654
Aflac, Inc.	147,118	15,797,531
American Financial Group, Inc.	94,491	12,903,691
Ameriprise Financial, Inc.	29,227	15,880,783
Assured Guaranty Ltd.	151,317	14,314,588
Federated Hermes, Inc. – Class B	349,225	13,888,678
Jefferies Financial Group, Inc.	161,228	12,396,821
Lincoln National Corp.	390,653	13,735,360
MetLife, Inc.	171,096	14,801,515
PayPal Holdings, Inc. (a)	199,331	17,656,740
Principal Financial Group, Inc.	148,168	12,216,452
PROG Holdings, Inc.	396,433	16,947,511
SLM Corp.	572,629	15,982,075
Synchrony Financial	288,780	19,920,044
Victory Capital Holdings, Inc. - Class A	308,284	20,402,235
Western Union Co.	890,481	9,189,764
		239,821,442

Health Care - 4.9%
Cigna Group	38,006	11,181,745
Harmony Biosciences Holdings, Inc. (a)	314,388	12,188,823
Tenet Healthcare Corp. (a)	96,107	13,540,515
Universal Health Services, Inc. - Class B	72,205	13,614,975
Viatris, Inc.	1,079,584	12,177,707
		62,703,765

Industrials - 13.9%
Atkore, Inc.	72,455	5,900,735
Boise Cascade Co.	94,556	11,929,185
Brady Corp. - Class A	213,019	15,867,785
Builders FirstSource, Inc. (a)	71,692	11,992,638
ManpowerGroup, Inc.	170,869	10,289,731
Matson, Inc.	104,666	14,846,872
MillerKnoll, Inc.	503,334	11,294,815
Owens Corning	82,759	15,273,174
REV Group, Inc.	385,740	13,385,178
Ryder System, Inc.	106,123	16,917,068
SkyWest, Inc. (a)	157,923	19,096,049
Textron, Inc.	133,720	10,230,917
Wabash National Corp.	470,252	7,335,931
WESCO International, Inc.	68,718	12,712,830
		177,072,908

Information Technology - 5.1%
Avnet, Inc.	242,129	12,508,384
DXC Technology Co. (a)	588,902	12,790,951
Sanmina Corp. (a)	162,775	13,629,151
TD SYNNEX Corp.	130,903	18,654,987
Xerox Holdings Corp.	802,298	6,851,625
		64,435,098

Materials - 12.3%
Berry Global Group, Inc.	217,823	14,794,538
CF Industries Holdings, Inc.	157,758	14,546,865
Dow, Inc.	232,459	9,077,524
DuPont de Nemours, Inc.	167,986	12,901,325
Eastman Chemical Co.	134,882	13,440,991
Greif, Inc. - Class A	197,253	12,075,829
Huntsman Corp.	513,922	8,649,307
LyondellBasell Industries NV - Class A	124,716	9,441,001
Mosaic Co.	374,936	10,456,965
Nucor Corp.	72,791	9,348,548
Olin Corp.	244,710	7,167,556
Reliance, Inc.	45,587	13,197,437
Ryerson Holding Corp.	419,399	9,377,762
Steel Dynamics, Inc.	94,372	12,098,490
		156,574,138

Utilities - 1.3%
UGI Corp.	547,399	16,821,571
TOTAL COMMON STOCKS (Cost $1,224,297,198)		1,252,756,471

REAL ESTATE INVESTMENT TRUSTS - 0.0%(c)
Real Estate - 0.0%(c)
Millrose Properties, Inc. (a)	41,310	456,889
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $332,686)		456,889

SHORT-TERM INVESTMENTS - 1.5%
Investments Purchased with Proceeds from Securities Lending - 0.1%
First American Government Obligations Fund - Class X, 4.32% (d)	2,015,750	2,015,750

Money Market Funds - 1.4%
First American Treasury Obligations Fund - Class X, 4.31% (d)	17,457,000	17,457,000
TOTAL SHORT-TERM INVESTMENTS (Cost $19,472,750)		19,472,750

TOTAL INVESTMENTS - 100.1% (Cost $1,244,102,634)		1,272,686,110
Liabilities in Excess of Other Assets - (0.1)%		(1,562,241)
TOTAL NET ASSETS - 100.0%		$1,271,123,869
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $1,936,586 which represented 0.2% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Cambria Shareholder Yield ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,252,756,471	$–	$–	$1,252,756,471
Real Estate Investment Trusts	–	456,889	–	456,889
Investments Purchased with Proceeds from Securities Lending	2,015,750	–	–	2,015,750
Money Market Funds	17,457,000	–	–	17,457,000
Total Investments	$1,272,229,221	$456,889	$–	$1,272,686,110

Refer to the Schedule of Investments for further disaggregation of investment categories.